Matthews Asia Growth Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.0%
	Shares	Value
Japan: 35.8%
Keyence Corp.	33,600	$15,599,167
Hitachi, Ltd.	157,900	14,428,973
Shin-Etsu Chemical Co., Ltd.	327,700	14,373,561
Tokyo Electron, Ltd.	41,500	10,808,641
Sumitomo Mitsui Financial Group, Inc.	146,200	8,548,709
Fast Retailing Co., Ltd.	26,500	8,210,392
SoftBank Group Corp.	137,900	8,189,245
Disco Corp.	21,100	7,712,757
Renesas Electronics Corp.	424,800	7,570,216
Japan Elevator Service Holdings Co., Ltd.	418,700	6,836,793
Toyota Motor Corp.	252,600	6,384,457
Daiichi Sankyo Co., Ltd.	183,200	5,829,223
ORIX Corp.	259,200	5,669,158
Recruit Holdings Co., Ltd.	89,700	3,938,441
ITOCHU Corp.	80,000	3,436,768
Denso Corp.	102,400	1,961,131
Total Japan		129,497,632

India: 17.3%
Zomato, Ltd.[b]	5,151,150	11,290,926
ICICI Bank, Ltd.	600,509	7,916,908
Tata Motors, Ltd.	620,442	7,407,089
Reliance Industries, Ltd.	199,400	7,130,183
Axis Bank, Ltd.	556,009	7,007,602
Bajaj Finance, Ltd.	80,231	7,005,676
Mahindra & Mahindra, Ltd.	187,276	4,326,330
Godrej Consumer Products, Ltd.	253,080	3,810,512
Lupin, Ltd.	123,220	2,391,869
Delhivery, Ltd.[b]	408,485	2,193,936
Cummins India, Ltd.	55,148	1,990,874
Total India		62,471,905

China/Hong Kong: 11.8%
Tencent Holdings, Ltd.	145,100	5,651,637
Meituan Class Bb,c,d	445,500	5,499,294
Trip.com Group, Ltd. ADR[b]	115,436	5,066,486
PDD Holdings, Inc. ADR[b]	42,501	4,940,741
Innovent Biologics, Inc.[b,c,d]	921,500	4,446,243
Alibaba Group Holding, Ltd.	489,400	4,425,563
Legend Biotech Corp. ADR[b]	69,194	3,881,092
Shenzhen Inovance Technology Co., Ltd. A Shares	415,300	3,445,661
Contemporary Amperex Technology Co., Ltd. A Shares	104,600	2,721,655
DiDi Global, Inc.[b]	673,368	2,578,999
Total China/Hong Kong		42,657,371

Taiwan: 11.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	760,000	18,206,723
Alchip Technologies, Ltd.	54,000	5,343,645
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,150	5,326,358
Makalot Industrial Co., Ltd.	345,000	3,940,017
Wiwynn Corp.	51,000	3,492,292
Unimicron Technology Corp.	555,000	3,299,579
MediaTek, Inc.	50,000	1,811,715
Total Taiwan		41,420,329

	Shares	Value

South Korea: 8.9%
Samsung Electronics Co., Ltd.	166,103	$9,982,377
Hyundai Motor Co.	44,881	7,897,641
KB Financial Group, Inc.	145,745	7,616,272
SK Hynix, Inc.	50,274	6,660,067
Total South Korea		32,156,357

Indonesia: 4.4%
PT Bank Rakyat Indonesia Persero Tbk	25,486,600	9,745,437
PT Bank Mandiri Persero Tbk	13,926,800	6,336,597
Total Indonesia		16,082,034

United States: 2.5%
NVIDIA Corp.	10,049	9,079,874
Total United States		9,079,874

Netherlands: 2.0%
ASML Holding NV	7,378	7,160,128
Total Netherlands		7,160,128

Philippines: 1.7%
Bank of the Philippine Islands	1,861,840	3,911,470
Jollibee Foods Corp.	530,980	2,387,046
Total Philippines		6,298,516

Singapore: 1.5%
Sea, Ltd. ADR[b]	100,221	5,382,870
Total Singapore		5,382,870

Australia: 1.1%
CSL, Ltd.	21,447	4,024,048
Total Australia		4,024,048

Vietnam: 0.5%
Military Commercial Joint Stock Bank	1,812,700	1,864,214
Total Vietnam		1,864,214

Total Investments: 99.0%		358,095,278
(Cost $298,049,127)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		3,711,130
Net Assets: 100.0%		$361,806,408

matthewsasia.com   |  800.789.ASIA    1

Matthews Asia Growth Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $9,945,537, which is 2.75% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2    MATTHEWS ASIA FUNDS